UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period:  10/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2011
Shares	Security	Fair Value
	EXCHANGE TRADED FUNDS - 83.19%
	CURRENCY FUND - 56.71%
8,100	CurrencyShares Australian Dollar Trust	$ 856,656
3,000	CurrencyShares British Pound Sterling Trust *	478,680
7,400	CurrencyShares Canadian Dollar Trust	738,298
9,000	CurrencyShares Mexican Peso Trust	678,060
5,000	CurrencyShares Swedish Krona Trust	765,000
5,000	CurrencyShares Swiss Franc Trust *	562,800
23,000	ProShares Ultra Euro *	630,200
26,000	ProShares Ultra Yen *	925,600
8,336	ProShares UltraShort Yen *	352,363
22,500	WisdomTree Dreyfus Brazilian Real Fund *	606,150
26,915	WisdomTree Dreyfus Commodity Currency Fund *	712,440
28,009	WisdomTree Dreyfus Emerging Currency Fund *	609,196
8,000	WisdomTree Dreyfus Indian Rupee Fund *	203,600
12,600	WisdomTree South African Rand Fund *	322,434
		8,441,477
	COMMODITY FUND - 2.68%
4,100	ProShares Ultra Gold Fund *	398,606

	DEBT FUND - 23.80%
11,000	iShares JP Morgan USD Emerging Markets Bond Fund	1,214,400
28,700	Market Vectors - Emerging Markets Local Currency Bond ETF	743,043
20,520	PowerShares Emerging Markets Sovereign Debt Portfolio	562,864
10,000	WisdomTree Asia Local Debt Fund	514,100
10,000	WisdomTree Emerging Markets Local Debt Fund	508,900
		3,543,307

	TOTAL EXCHANGE TRADED FUNDS	12,383,390
	( Cost - $12,377,676)

	CLOSED-END FUNDS - 5.53%
7,091	DWS Global High Income Fund Inc.	54,317
15,244	Morgan Stanley Emerging Markets Debt Fund Inc.	160,367
11,296	Morgan Stanley Emerging Markets Domestic Debt Fund Inc.	179,268
10,564	Nuveen Multi-Currency Short-Term Government Income Fund	144,832
3,831	Western Asset Emerging Markets Debt Fund Inc.	73,287
3,900	Western Asset Emerging Markets Income Fund Inc.	52,494
11,472	Western Asset Worldwide Income Fund Inc.	158,543
	TOTAL CLOSED-END FUNDS	823,108
	( Cost - $812,496)

	SHORT-TERM INVESTMENTS - 9.97%
1,484,645	Goldman Sachs Financial Square Funds - Government Fund, 0.01% +	1,484,645
	TOTAL SHORT-TERM INVESTMENTS	1,484,645
	( Cost - $1,484,645)

	TOTAL INVESTMENTS - 98.69%
	( Cost - $14,674,817) (a)	14,691,143
	OTHER ASSETS LESS LIABILITIES - 1.31%	194,692
	NET ASSETS - 100.00%	$ 14,885,835
The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2011

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on October 31, 2011.
(a) Represents cost for financial reporting purposes. and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 151,936
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(135,610)
Net unrealized appreciation		$ 16,326

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.
The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading  session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).

Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the Board of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar  instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets  and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 12,383,390	$ -	$ -	$ 12,383,390
Closed-End Funds	823,108	-	-	823,108
Short-Term Investments	1,484,645	-	-	1,484,645
Total	$ 14,691,143	$ -	$ -	$ 14,691,143

The Fund did not hold any Level 3 securities during the period.
There were no significant transfers in and out of Level 1 and 2.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/28/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/28/11